Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Current service cost	₩ 125,526	₩ 114,528	₩ 106,764
Interest cost	2,170	3,615	3,257
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	595,667	525,269
Current service cost	125,526	114,528
Interest cost	15,991	13,441
Remeasurement
- Demographic assumption	(287)	677
- Financial assumption	(20,731)	(2,462)
- Adjustment based on experience	11,561	6,229
Benefit paid	(60,883)	(55,350)
Others	12,781	(6,665)
Ending balance	₩ 679,625	₩ 595,667	₩ 525,269